FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 384	$ 404	$ 399	$ 404	$ 422
Profit / (loss) deferred on new transactions	59	42	78	101	169
(Profit) / loss recognized in the income statement	(55)	(62)	(75)	(116)	(188)
Foreign currency translation	(1)	0	(1)	(1)	(1)
Reserve balance at the end of the period	$ 388	$ 384	$ 402	$ 388	$ 402